Discontinued Operations - Revenue, Expense, Gain, and Losses Attributable to Discontinued Operations (Details) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of asset			$ 0	$ 988
Income tax expense	$ 0	$ (313)	(1,166)	(575)
Income from discontinued operations	(453)	367	1,369	870
Services Business [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	3,232	4,640	17,768	16,762
Cost of revenue	(3,231)	(3,960)	(15,446)	(16,305)
Selling, general and administrative	(431)	0	48	0
Gain on insurance recovery	(23)	0	165	0
Gain on sale of asset			0	988
Income tax expense	0	(313)	(1,166)	(575)
Income from discontinued operations	$ (453)	$ 367	$ 1,369	$ 870